Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Loss used in basic EPS and diluted EPS	£ (16,064)	£ (20,162)	£ (10,099)
Denominator
Weighted average number of ordinary shares used in basic EPS (in shares)	51,317,320	36,072,752	28,229,814
Basic and diluted loss per share - pence	£ (31)	£ (56)	£ (36)